Income Tax (Details 2) - CAD ($)	Jan. 31, 2026	Jan. 31, 2025
Statement [Line Items]
Intangible assets	$ 12,517,320	$ 13,176,120
Property and equipment	10,740	13,440
Contingent liability	1,441,910	382,430
Financing costs	0	475,960
Capital loss	12,363,360	12,363,360
Total unrecognized deductible temporary differences	96,633,180	94,975,770
Hong Kong [Member]
Statement [Line Items]
Tax loss carryforwards	81,440	81,440
Canada [Member]
Statement [Line Items]
Tax loss carryforwards	70,202,170	68,454,560
Australia [Member]
Statement [Line Items]
Tax loss carryforwards	$ 16,240	$ 28,460